UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10085

Hillman Capital Management Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
               (Address of principal executive offices)                          (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: December 31, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS

The Hillman Focused Advantage Fund

Schedule of Investments
(Unaudited)

As of December 31, 2010
	Shares	Value (Note 1)

COMMON STOCKS - 98.92%

Consumer Discretionary - 4.81%
Starbucks Corp.	22,800	$732,564
		732,564
Energy - 9.64%
* Transocean Ltd.	10,600	736,806
Exxon Mobil Corp.	10,000	731,200
		1,468,006
Financials - 19.71%
JPMorgan Chase & Co.	18,300	776,286
Bank of America Corp.	18,300	704,352
The Goldman Sachs Group, Inc.	18,300	773,536
The Western Union Co.	40,200	746,514
		3,000,688
Health Care - 9.54%
Pfizer, Inc.	42,200	738,922
Aetna, Inc.	23,400	713,934
		1,452,856
Industrials - 20.42%
Goodrich Corp.	8,500	748,595
The Boeing Co.	11,100	724,386
General Electric Co.	44,100	806,589
Ingersoll-Rand PLC	17,600	828,784
		3,108,354
Information Technology - 20.51%
* Apple, Inc.	2,600	838,656
Hewlett-Packard Co.	17,600	740,960
Microsoft Corp.	26,600	742,406
Corning, Inc.	41,400	799,848
		3,121,870
Materials - 5.18%
EI du Pont de Nemours & Co.	15,800	788,104
		788,104
Telecommunications - 9.11%
AT&T, Inc.	26,000	763,880
Verizon Communications, Inc.	17,400	622,572
		1,386,452

Total Common Stocks (Cost $15,023,315)		15,058,894

INVESTMENT COMPANY - 1.43%
§ HighMark 100% US Treasury Money Market Fund, 0.01%		218,398

Total Investment Company (Cost $218,398)		218,398

		(Continued)

The Hillman Focused Advantage Fund

Schedule of Investments
(Unaudited)

As of December 31, 2010
			Value (Note 1)

Total Value of Investments (Cost $15,241,713) - 100.35%			$15,277,292

Liabilities in Excess of Other Assets - (0.35)%			(52,566)

Net Assets - 100%			$15,224,726

* Non-income producing investment	The following acronym is used in this portfolio:
§ Represents 7 day effective yield	PLC - Public Limited Company

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$1,741,614
Aggregate gross unrealized depreciation			(1,706,035)

Net unrealized appreciation			$35,579

Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	4.81%	$ 732,564
Energy	9.64%	1,468,006
Financials	19.71%	3,000,688
Health Care	9.54%	1,452,856
Industrials	20.42%	3,108,354
Information Technology	20.51%	3,121,870
Materials	5.18%	788,104
Telecommunications	9.11%	1,386,452
Other	1.43%	218,398
Total	100.35%	$ 15,277,292

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

			(Continued)

The Hillman Focused Advantage Fund

Schedule of Investments
(Unaudited)

As of December 31, 2010

Note 1 - Investment Valuation - continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$ 15,058,894	$ 15,058,894	$ -	$ -
Investment Company	218,398	-	-	-
Total	$ 15,277,292	$ 15,058,894	$ -	$ -

The Hillman Advantage Equity Fund

Schedule of Investments
(Unaudited)

As of December 31, 2010
		Shares	Value (Note 1)

COMMON STOCKS - 99.16%

Consumer Discretionary - 10.77%
	The Walt Disney Co.	7,300	$273,823
	Harley-Davidson, Inc.	8,600	298,162
	Starbucks Corp.	8,300	266,679
	Best Buy Co., Inc.	6,300	216,027
*	Apollo Group, Inc.	5,100	201,399
			1,256,090
Consumer Staples - 8.32%
	Campbell Soup Co.	7,100	246,725
	HJ Heinz Co.	5,200	257,192
	Wal-Mart Stores, Inc.	4,200	226,506
	Clorox Co.	3,800	240,464
			970,887
Energy - 4.58%
*	Transocean Ltd.	4,100	284,991
	Exxon Mobil Corp.	3,400	248,608
			533,599
Financials - 13.17%
	American Express Co.	6,200	266,104
	JPMorgan Chase & Co.	6,700	284,214
	Bank of America Corp.	16,100	214,774
	The Goldman Sachs Group, Inc.	1,400	235,424
	The Allstate Corp.	8,200	261,416
	The Western Union Co.	14,800	274,836
			1,536,768
Health Care - 13.10%
	Pfizer, Inc.	14,200	248,642
	Aetna, Inc.	8,100	247,131
*	Laboratory Corp. of America Holdings	3,100	272,552
*	Amgen, Inc.	4,500	247,050
	Johnson & Johnson	4,100	253,585
	Merck & Co., Inc.	7,200	259,488
			1,528,448

Industrials - 15.70%
	Raytheon Co.	5,000	231,700
	Goodrich Corp.	3,400	299,438
	The Boeing Co.	3,900	254,514
	General Electric Co.	14,700	268,863
	Honeywell International, Inc.	5,100	271,116
	3M Co.	2,700	233,010
	Ingersoll-Rand PLC	5,800	273,122
			1,831,763

			(Continued)

The Hillman Advantage Equity Fund

Schedule of Investments
(Unaudited)

As of December 31, 2010
			Shares	Value (Note 1)

	Information Technology - 24.49%
		Intel Corp.	11,500	$241,845
		Texas Instruments, Inc.	7,700	250,250
	*	Apple, Inc.	900	290,304
		Hewlett-Packard Co.	5,500	231,550
		International Business Machines Corp.	1,800	264,168
	*	Google, Inc.	500	296,985
		Microsoft Corp.	10,300	287,473
		Oracle Corp.	8,600	269,180
	*	Yahoo!, Inc.	16,100	267,743
		Corning, Inc.	13,500	260,820
	*	Cisco Systems, Inc.	9,700	196,231
				2,856,549
	Materials - 4.63%
		EI du Pont de Nemours & Co.	5,300	264,364
		Nucor Corp.	6,300	276,066
				540,430
	Telecommunications - 4.40%
		AT&T, Inc.	8,700	255,606
		Verizon Communications, Inc.	7,200	257,616
				513,222

		Total Common Stocks (Cost $9,421,981)		11,567,756

INVESTMENT COMPANY - 0.56%
	§	HighMark 100% US Treasury Money Market Fund, 0.01%		64,843

		Total Investment Company (Cost $64,843)		64,843

Total Value of Investments (Cost $9,486,824) - 99.72%				$11,632,599

Other Assets Less Liabilities - 0.28%				32,208

	Net Assets - 100%			$11,664,807

*	Non-income producing investment
§	Represents 7 day effective yield

	The following acronyms are used in this portfolio:
	PLC - Public Limited Company (British)

				(Continued)

The Hillman Advantage Equity Fund

Schedule of Investments
(Unaudited)

As of December 31, 2010
				Value (Note 1)

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation				$2,432,223
Aggregate gross unrealized depreciation				(286,448)

Net unrealized appreciation				$2,145,775

	Summary of Investments by Sector
		% of Net
	Sector	Assets	Value
	Consumer Discretionary	10.77%	$ 1,256,090
	Consumer Staples	8.32%	970,887
	Energy	4.58%	533,599
	Financials	13.17%	1,536,768
	Health Care	13.10%	1,528,448
	Industrials	15.70%	1,831,763
	Information Technology	24.49%	2,856,549
	Materials	4.63%	540,430
	Telecommunications	4.40%	513,222
	Other	0.56%	64,843
	Total	99.72%	$11,632,599

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

				(Continued)

The Hillman Advantage Equity Fund

Schedule of Investments
(Unaudited)

As of December 31, 2010

Note 1 - Investment Valuation (continued)

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$ 11,567,756	$ 11,567,756	$ -	$ -
Investment Company	64,843	-	64,843	-
Total	$ 11,632,599	$ 11,567,756	$ 64,843	$ -

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hillman Capital Management Investment Trust

By: (Signature and Title)	/s/ Mark A. Hillman
Mark A. Hillman, Trustee, President, and Principal Executive Officer

Date: February 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Mark A. Hillman
Mark A. Hillman, Trustee, President, and Principal Executive Officer Hillman Capital Management Investment Trust

Date: February 23, 2011

By: (Signature and Title)	/s/ John D. Marriott, Jr.
John D. Marriott, Jr., Treasurer and Principal Financial Officer Hillman Capital Management Investment Trust

Date: February 23, 2011